Share Capital and Share Premium (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			4 Months Ended	10 Months Ended	12 Months Ended
	Jan. 31, 2018	Feb. 10, 2017	Feb. 08, 2017	Apr. 23, 2019	Oct. 19, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 13, 2019	Nov. 30, 2018
Disclosure of classes of share capital [line items]
Voting rights						Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share.
Repayments of debt						$ 1,830	$ 19,497	$ 4,399
Proceeds from issuance of share capital						0	600	9,653
Warrants expense								218
Share premium						145,506	140,334	139,684
Borrowings						37,746	36,868
Issuance of common stock due to exercise of warrants							$ 600	$ 2,371
Issuance of common stock due to conversion of loan						$ 5,140
February 2017 Private Placement
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital			$ 5,000
Par value per share			$ 0.004
Issuance of common stock due to exercise of warrants								148,181
Issuance of common stock due to exercise of warrants								$ 2,371
Number of warrants exercised	37,500
Proceeds from warrant exercises	$ 600
Number of outstanding warrants						0	3,052,321
Shares issued during period			500,000
Number of shares called by warrants						0	3,052,321
Warrants exercise price			$ 16
October 2017 Private Placement
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital					$ 2,500
Par value per share					$ 0.004
Maximum proportion of owneship interest by a warrant holder after warrants exercises					4.99%
Number of outstanding warrants						0	1,250,000
Shares issued during period					250,000
Number of shares called by warrants					1,250,000	0	1,250,000
Warrants exercise price					$ 16
October 2017 Private Placement | Maximum
Disclosure of classes of share capital [line items]
Maximum proportion of owneship interest by a warrant holder after warrants exercises					9.99%
Series A Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding						0	0	0
Class B common shares
Disclosure of classes of share capital [line items]
Number of shares outstanding						0	0	0
Firment Trading Limited
Disclosure of classes of share capital [line items]
Repayments of debt		$ 1,639
Borrowings			$ 18,524
Credit Facility, Decrease, Forgiveness			$ 16,885
Shares issued during period			1,688,500
Number of shares called by warrants			623,058
Warrants exercise price			$ 16
Silaner Investments Limited
Disclosure of classes of share capital [line items]
Repayments of debt								$ 280	$ 74
Credit Facility, Decrease, Forgiveness			$ 3,115
Shares issued during period			311,500
Number of shares called by warrants			114,944
Warrants exercise price			$ 16
Firment Shipping Inc.
Disclosure of classes of share capital [line items]
Borrowings				$ 3,100
Conversion price				$ 2.8							$ 2.8
Shares issued during period				1,132,191
Accrued interest				$ 70
Convertible Note
Disclosure of classes of share capital [line items]
Borrowings						$ 1,691,250
Conversion price										$ 0.004
Accrued interest						$ 97,311
Number of shares issued |$ / shares						867,643